Disposal of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Gain on Disposal of Subsidiaries
a.	Gain on disposal of subsidiaries

	NT$	US$ (Note 4)

Total consideration	$7,046,464	$237,735
Net assets disposed of	(1,457,007)	(49,157)

Gain on disposal of KSDY	$5,589,457	$188,578

Summary of Analysis of Assets and Liabilities on Date Control was Lost
b.	Analysis of assets and liabilities on the date control was lost

	NT$	US$ (Note 4)

Current assets
Cash and cash equivalents	$29,133	$983
Inventories related to real estate business	1,427,874	48,174

Net assets disposed of	$1,457,007	$49,157